ASSETS ACQUISITION (Tables)	12 Months Ended
Mar. 31, 2026
ASSETS ACQUISITION
Schedule of carrying values of the net assets (liabilities)
Liabilities assumed from legal parent	66,019
Less: Cash acquired from legal parent	(60,605)

Net liabilities assumed (net capital deficit)	5,414
Net non-cash charge to Additional Paid-in Capital	5,414